Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
36.	SUBSEQUENT EVENTS

Repurchase of own shares

From May 17, 2016 to June 13, 2016, MUFG repurchased 190,614,800 shares of MUFG’s common stock. These purchases were made through Off-Auction Own Share Repurchase Trading (ToSTNeT-3) of the Tokyo Stock Exchange and by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on May 16, 2016. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 230,000,000 shares, which represents the equivalent of 1.67% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.

Approval of Dividends

On June 29, 2016, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2016, of ¥9 per share of Common stock, totaling ¥124,116 million.

BTMU’s Acquisition of Security Bank Corporation

On April 1, 2016, BTMU acquired newly issued common shares and preferred shares with voting rights of Security Bank Corporation (“Security Bank”), representing in the aggregate approximately 20.0% of Security Bank’s equity interest on a fully diluted basis for ¥91,250 million. Security Bank is listed on the Philippines Stock Exchange and is not part of any local conglomerate in the Philippines. Considering both BTMU’s ownership of the common stock and preferred stock and representation on the board of directors, the MUFG Group determined that BTMU has the ability to exercise significant influence over the operating and financial policies of Security Bank and will apply the equity method of accounting for its investment.

Capital and Business Alliance of Hitachi Capital Corporation

On May 13, 2016, MUFG, Mitsubishi UFJ Lease & Finance Company Limited (“MUL”), an affiliated company of MUFG, and Hitachi, Ltd. (“Hitachi”) entered into the Share Purchase Agreement to transfer common shares of Hitachi Capital Corporation (“Hitachi Capital”) held by Hitachi. In addition, MUFG, BTMU and MUL have agreed to execute a business alliance with Hitachi and Hitachi Capital, and will make a discussion on building an open financial platform, mainly operated by MUL and Hitachi Capital through promoting the collaboration, in order to provide support for infrastructure industry from financial perspective. MUFG will acquire 23.0% of Hitachi Capital’s outstanding shares for ¥91,407 million through off-market trading. Following the completion of the transaction, MUFG will appoint a director to Hitachi Capital’s Board of Directors. The transaction is expected to close in August 2016, subject to regulatory approval and other conditions precedents. Following the completion of the transaction, Hitachi Capital is expected to be treated as an equity method investee of MUFG.

Announcement to redeem “Non-dilutive” Preferred Securities Issued by Special Purpose Companies

On May 30, 2016, MUFG decided to redeem a total of $2,300 million and €750 million of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 1 Limited and MUFG Capital Finance 2 Limited, respectively. These entities are special purpose companies established in the Cayman Islands and securities issued by these entities were previously accounted for as part of MUFG’s Tier 1 capital at March 31, 2016 under its capital adequacy requirements, subject to certain limitations. MUFG plans to redeem these securities on July 25, 2016.

Introduction of a Performance-Based Stock Compensation Plan for Directors and Other Executives

MUFG resolved to introduce a performance-based stock compensation plan using a trust structure (“the Plan”) at the compensation committee’s meeting held at May 16 2016, as a new incentive plan, for directors (excluding outside directors and directors serving as audit committee members), corporate executive officers, executive officers, and senior fellows (“officers”) of MUFG and four core companies of the MUFG Group (BTMU, MUTB, MUSHD and MUMSS).

The Plan is an incentive plan covering fiscal years corresponding to the medium-term business plan of MUFG under which shares of MUFG and money equivalent to the liquidation value of shares of MUFG, together with dividends arising from the shares of MUFG, are delivered and/or provided as executive compensation based on, among others, rank and the degree to which performance targets have been attained. The Plan start date was July 1, 2016.

The officers will not be offered stock options to acquire common stocks of MUFG under the stock-based compensation plan described in Note 33 from the fiscal year ending March 31, 2017.